Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transactions
Purchases of goods and services			¥ 87,597	¥ 162,992	¥ 3,741
Transfer of long-term investment	[1]		539,646	3,250	¥ 12,750
Due from related parties			195,290			$ 28,052
Due to related parties			0	50,331
Limited Partner [Member]
Related Party Transactions
cash contribution to fund			539,600
Subsidiaries [Member]
Related Party Transactions
Due from investment funds			170,535
Due from related parties			24,755
Cost of equity method investements		¥ 220,000
Consideration on sale of equity method investments		¥ 465,800
Receivables for sale of equity method investments			143,700
Subsidiaries [Member] | Chaodian [Member]
Related Party Transactions
Due to related parties			¥ 0	¥ 50,331

[1]	In June 2019, to focus the Company’s efforts and resources on its core businesses, the Company transferred several equity investments of the Group to an investment fund. The Group contributed a total of RMB220.0 million cash into this fund as a limited partner, which is accounted for as an equity method investment. The cost of the equity investments transferred was RMB465.8 million. The consideration was RMB539.6 million, which was based on the estimated fair value of the investments. The difference between the consideration and cost of the investments was recognized as investment income. As of December 31, 2019, the consideration receivable was RMB143.7 million. The transactions in 2017 and 2018 referred to the investments transferred to an entity controlled by the Group’s major shareholders.